UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/29/2012

Date of reporting period:	5/31/2011

Item 1. Schedule of Investments

Prudential Jennison Select Growth Fund

Schedule of Investments

as of May 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.9%
COMMON STOCKS
Aerospace & Defense 4.8%
33,607	Precision Castparts Corp.	$5,279,660
48,083	United Technologies Corp.	4,220,245

		9,499,905

Air Freight & Logistics 1.5%
41,351	United Parcel Service, Inc. (Class B Stock)	3,038,885

Auto Components 1.1%
29,897	BorgWarner, Inc.(a)	2,167,831

Biotechnology 1.9%
61,405	Celgene Corp.(a)	3,740,179

Chemicals 4.3%
71,115	E.I. du Pont de Nemours & Co.	3,790,430
67,223	Monsanto Co.	4,775,522

		8,565,952

Communications Equipment 5.4%
108,870	Juniper Networks, Inc.(a)	3,985,731
114,997	QUALCOMM, Inc.	6,737,674

		10,723,405

Computers & Peripherals 9.7%
28,754	Apple, Inc.(a)	10,001,504
208,939	EMC Corp.(a)	5,948,493
56,904	NetApp, Inc.(a)(b)	3,116,632

		19,066,629

Consumer Finance 2.0%
75,058	American Express Co.	3,872,993

Energy Equipment & Services 3.9%
16,829	National Oilwell Varco, Inc.	1,221,449
75,732	Schlumberger Ltd.	6,491,747

		7,713,196

Food & Staples Retailing 2.4%
56,790	Costco Wholesale Corp.	4,684,039

Food Products 2.2%
62,871	Mead Johnson Nutrition Co.	4,262,025

Healthcare Providers & Services 2.4%
79,320	Express Scripts, Inc.(a)	4,724,299

Hotels, Restaurants & Leisure 1.8%
96,802	Starbucks Corp.	3,561,346

Internet & Catalog Retail 4.8%
47,596	Amazon.com, Inc.(a)	9,361,657

Internet Software & Services 6.4%
46,433	Baidu, Inc. (China), ADR(a)	6,301,423

11,260	Google, Inc. (Class A Stock)(a)	5,956,765
7,948	Youku.com, Inc. (China), ADR(a)(b)	335,962

		12,594,150

IT Services 5.9%
37,184	International Business Machines Corp.	6,281,493
18,666	MasterCard, Inc. (Class A Stock)	5,358,075

		11,639,568

Life Sciences Tools & Services 2.1%
84,003	Agilent Technologies, Inc.(a)	4,189,230

Machinery 2.8%
20,801	Deere & Co.	1,790,550
73,007	Ingersoll-Rand PLC(b)	3,643,049

		5,433,599

Media 2.9%
137,175	Walt Disney Co. (The)	5,710,595

Oil, Gas & Consumable Fuels 2.5%
44,903	Occidental Petroleum Corp.	4,842,789

Personal Products 1.8%
35,441	Estee Lauder Cos., Inc. (The) (Class A Stock)	3,633,057

Pharmaceuticals 7.3%
52,914	Allergan, Inc.	4,377,575
22,922	Novo Nordisk A/S (Denmark), ADR	2,888,401
136,506	Pfizer, Inc.	2,928,054
43,952	Shire PLC (Ireland), ADR	4,201,372

		14,395,402

Semiconductors & Semiconductor Equipment 1.5%
84,651	Avago Technologies Ltd.	2,860,357

Software 10.1%
200,935	Oracle Corp.	6,875,996
49,299	Red Hat, Inc.(a)	2,149,436
24,048	Salesforce.com, Inc.(a)	3,661,549
74,492	VMware, Inc. (Class A Stock)(a)	7,249,561

		19,936,542

Textiles, Apparel & Luxury Goods 8.4%
71,142	Coach, Inc.	4,528,900
57,690	LVMH Moet Hennessy Louis Vuitton SA (France), ADR	2,013,381
63,460	NIKE, Inc. (Class B Stock)	5,359,197
35,993	Polo Ralph Lauren Corp.	4,562,832

		16,464,310

	TOTAL LONG-TERM INVESTMENTS (cost $131,927,597)	196,681,940

SHORT-TERM INVESTMENT 1.6%
Affiliated Money Market Mutual Fund
3,158,800	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,158,800; includes $3,158,799 of cash collateral received for securities on loan)(c)(d)	3,158,800

	TOTAL INVESTMENTS 101.5% (cost $135,086,397)(e)	199,840,740
	LIABILITIES IN EXCESS OF OTHER ASSETS (1.5%)	(2,989,989)

	NET ASSETS 100.0%	$196,850,751

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,065,742; cash collateral of $3,158,799 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$139,427,569	$60,878,757	$(465,586)	$60,413,171

The difference between book basis and tax basis was attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$196,681,940	$—	$—
Affiliated Money Market Mutual Fund	3,158,800	—	—

Total	$199,840,740	$—	$—

Prudential Jennison Market Neutral Fund

Schedule of Investments

as of May 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.1%
LONG POSITIONS
COMMON STOCKS
Aerospace & Defense 4.3%
2,799	Moog, Inc. (Class A Stock)(a)	$114,899
14,680	Precision Castparts Corp.(c)	2,306,228
36,873	Raytheon Co.	1,857,662

		4,278,789

Air Freight & Logistics 0.2%
9,363	UTi Worldwide, Inc.	208,139

Automobiles 1.9%
59,419	General Motors Co.(a)	1,890,118

Biotechnology 1.2%
18,642	Celgene Corp.(a)	1,135,484
2,379	Cepheid, Inc.(a)	76,414

		1,211,898

Building Products 0.1%
2,915	Owens Corning(a)	111,353

Capital Markets 0.6%
8,340	Eaton Vance Corp.	263,127
5,039	FXCM, Inc. (Class A Stock)	49,886
11,584	Janus Capital Group, Inc.	119,663
3,842	Waddell & Reed Financial, Inc. (Class A Stock)	148,301

		580,977

Chemicals 5.9%
4,012	Albemarle Corp.	284,210
782	Cytec Industries, Inc.	43,941
33,630	E.I. du Pont de Nemours & Co.	1,792,479
2,365	Intrepid Potash, Inc.(a)	76,129
1,407	Kraton Performance Polymers, Inc.(a)	54,113
26,837	Monsanto Co.	1,906,500
21,566	Mosaic Co. (The)	1,527,951
14,278	Spartech Corp.(a)	101,517

		5,786,840

Commercial Banks 0.7%
5,500	Bank of the Ozarks, Inc.	267,355

1,776	BOK Financial Corp.	94,146
7,421	FirstMerit Corp.	120,888
2,015	Prosperity Bancshares, Inc.	88,156
1,785	SVB Financial Group(a)	105,993

		676,538

Commercial Services & Supplies 0.7%
2,144	Clean Harbors, Inc.(a)	216,887
7,697	Mobile Mini, Inc.(a)	173,182
2,578	Progressive Waste Solutions Ltd.	64,785
7,365	Waste Connections, Inc.	231,556

		686,410

Communications Equipment 2.1%
3,637	ADTRAN, Inc.	155,882
6,036	Ciena Corp.(a)	161,463
41,340	Juniper Networks, Inc.(a)(c)	1,513,457
5,425	Meru Networks, Inc.(a)	97,162
3,934	NETGEAR, Inc.(a)	164,638

		2,092,602

Computers & Peripherals 4.6%
6,760	Apple, Inc.(a)(c)	2,351,331
77,309	EMC Corp.(a)	2,200,987

		4,552,318

Construction & Engineering 0.6%
7,198	Chicago Bridge & Iron Co. NV	273,956
26,938	Great Lakes Dredge & Dock Corp.	163,514
3,338	URS Corp.(a)	147,072

		584,542

Consumer Finance 1.8%
31,869	American Express Co.	1,644,440
2,909	Green Dot Corp. (Class A Stock)(a)	112,695

		1,757,135

Diversified Consumer Services 0.2%
7,818	Bridgepoint Education, Inc.(a)	183,645

Diversified Telecommunication Services 0.2%
10,968	tw telecom inc. (Class A Stock)(a)	238,006

Electrical Equipment 0.2%
5,732	Woodward, Inc.	201,881

Electronic Equipment & Instruments 2.3%
2,426	Anixter International, Inc.	164,216
255,903	Flextronics International Ltd.(Singapore)(a)(c)	1,852,738
6,230	FLIR Systems, Inc.	225,214

		2,242,168

Energy Equipment & Services 2.9%
4,724	Complete Production Services, Inc.(a)	156,790
1,086	Core Laboratories NV	111,521
1,734	Dril-Quip, Inc.(a)	128,628
6,426	Key Energy Services, Inc.(a)	113,612
27,732	Schlumberger Ltd.(c)	2,377,187

		2,887,738

Food & Staples Retailing 0.9%
10,581	CVS Caremark Corp.	409,379
6,808	Ruddick Corp.	299,211
4,617	United Natural Foods, Inc.(a)	200,886

		909,476

Food Products 6.7%
7,563	Adecoagro SA (Luxembourg)(a)	95,521
29,680	Bunge Ltd.(c)	2,209,676
11,305	Darling International, Inc.(a)	216,491
51,380	Kraft Foods, Inc. (Class A Stock)(c)	1,796,759
14,785	SunOpta, Inc.(a)	114,879
4,410	TreeHouse Foods, Inc.(a)	268,701
99,072	Tyson Foods, Inc. (Class A Stock)	1,884,349

		6,586,376

Healthcare Equipment & Supplies 0.5%
7,671	Insulet Corp.(a)	161,705
1,583	Integra LifeSciences Holdings Corp.(a)	81,192
2,914	STERIS Corp.	105,166
3,816	Volcano Corp.(a)	119,937

		468,000

Healthcare Providers & Services 3.9%
4,095	Air Methods Corp.(a)	250,000
4,045	AMERIGROUP Corp.(a)	286,831
7,076	Bio-Reference Labs, Inc.(a)	176,405
2,540	Catalyst Health Solutions, Inc.(a)	155,016
5,419	Centene Corp.(a)	188,581
3,164	Community Health Systems, Inc.(a)	90,617
36,070	Express Scripts, Inc.(a)(c)	2,148,329
3,096	MWI Veterinary Supply, Inc.(a)	260,993
5,638	Universal Health Services, Inc. (Class B Stock)	307,214

		3,863,986

Hotels, Restaurants & Leisure 3.7%
6,487	Cheesecake Factory, Inc. (The)(a)	206,092
105,803	International Game Technology	1,824,044
34,309	Starbucks Corp.	1,262,228
9,592	Texas Roadhouse, Inc.	165,270
2,985	Vail Resorts, Inc.(a)	145,220

		3,602,854

Household Products 0.3%
3,152	Church & Dwight Co., Inc.	265,083

Insurance 0.9%
3,163	Aspen Insurance Holdings Ltd.	84,958
9,239	Protective Life Corp.	223,029
4,961	StanCorp Financial Group, Inc.	214,216
7,666	Symetra Financial Corp.	102,878
642	White Mountains Insurance Group Ltd.	262,899

		887,980

Internet & Catalog Retail 2.2%
10,682	Amazon.com, Inc.(a)(c)	2,101,043
14,379	Vitacost.com, Inc.(a)	45,670

		2,146,713

Internet Software & Services 4.1%
14,523	Baidu, Inc. (China), ADR(a)	1,970,917
4,782	Digital River, Inc.(a)	155,654
3,347	Google, Inc. (Class A Stock)(a)	1,770,630
7,779	Monster Worldwide, Inc.(a)	119,952

		4,017,153

IT Services 0.7%
2,269	Alliance Data Systems Corp.(a)	213,127
2,577	Global Payments, Inc.	133,901
4,485	InterXion Holding NV (Netherlands)(a)	63,284
4,667	Wright Express Corp.(a)	251,831

		662,143

Life Sciences Tools & Services 0.2%
6,548	Bruker Corp.(a)	129,127
1,372	Techne Corp.	111,818

		240,945

Machinery 1.3%
2,971	AGCO Corp.(a)	153,512
7,059	Colfax Corp.(a)	159,039
2,647	Crane Co.	130,206
3,581	Graco, Inc.	181,055
5,652	IDEX Corp.	256,262

5,071	Pentair, Inc.	205,274
4,426	RBC Bearings, Inc.(a)	177,040

		1,262,388

Media 7.4%
66,902	Comcast Corp. (Class A Stock)	1,688,607
4,424	John Wiley & Sons, Inc. (Class A Stock)	234,472
34,781	Liberty Global, Inc. (Series C Stock)(a)(c)	1,489,670
38,833	Viacom, Inc. (Class B Stock)(c)	1,957,572
46,915	Walt Disney Co. (The)(c)	1,953,071

		7,323,392

Metals & Mining 4.2%
1,082	Compass Minerals International, Inc.	100,594
32,587	Freeport-McMoRan Copper & Gold, Inc.(c)	1,682,793
39,083	Goldcorp, Inc.	1,956,886
15,861	Hecla Mining Co.(a)	134,660
2,852	Reliance Steel & Aluminum Co.	146,906
13,104	US Gold Corp.(a)	92,645

		4,114,484

Multiline Retail 0.1%
3,783	Big Lots, Inc.(a)	126,390

Oil, Gas & Consumable Fuels 8.6%
25,390	Anadarko Petroleum Corp.(c)	2,019,013
2,352	Bill Barrett Corp.(a)	104,829
7,061	Brigham Exploration Co.(a)	219,879
4,706	Forest Oil Corp.(a)	140,709
35,154	Marathon Oil Corp.	1,904,292
14,396	Occidental Petroleum Corp.(c)	1,552,609
4,429	Patriot Coal Corp.(a)	102,443
5,528	Rosetta Resources, Inc.(a)	271,701
44,820	Southwestern Energy Co.(a)(c)	1,961,771
2,357	Whiting Petroleum Corp.(a)	158,155

		8,435,401

Pharmaceuticals 3.6%
15,450	Allergan, Inc.	1,278,178
2,945	Perrigo Co.	251,974
92,908	Pfizer, Inc.	1,992,877

		3,523,029

Professional Services 0.5%
4,866	Corporate Executive Board Co. (The)	204,616
5,478	FTI Consulting, Inc.(a)	209,095
3,128	Resources Connection, Inc.	44,136
400	RPX Corp.(a)	11,560

		469,407

Real Estate Investment Trusts 1.3%
11,557	Capstead Mortgage Corp.	153,361
50,043	Chimera Investment Corp.	195,668
12,834	CreXus Investment Corp.	145,153
15,219	DCT Industrial Trust, Inc.	86,140
19,097	Hersha Hospitality Trust (Class A Stock)	114,964
29,426	MFA Financial, Inc.	242,470
3,278	Mid-America Apartment Communities, Inc.	224,707
14,339	Summit Hotel Properties, Inc.	161,457

		1,323,920

Road & Rail 0.3%
7,192	Heartland Express, Inc.	119,531
3,928	Kansas City Southern(a)	231,320

		350,851

Semiconductors & Semiconductor Equipment 0.8%
8,460	ATMI, Inc.(a)	162,347
6,287	Cavium Networks, Inc.(a)	279,646
1,578	Hittite Microwave Corp.(a)	100,077
6,994	Power Integrations, Inc.	257,519

		799,589

Software 9.1%
6,541	Ariba, Inc.(a)	219,385
71,694	CA, Inc.(c)	1,677,640
5,578	CommVault Systems, Inc.(a)	230,594
4,854	Informatica Corp.(a)	284,736
68,133	Oracle Corp.(c)	2,331,511
3,262	QLIK Technologies, Inc.(a)	108,592
14,379	Salesforce.com, Inc.(a)(c)	2,189,347
3,188	SuccessFactors, Inc.(a)	111,803
18,675	VMware, Inc. (Class A Stock)(a)(c)	1,817,451

		8,971,059

Specialty Retail 2.3%
8,611	Express, Inc.	181,864
113,339	Staples, Inc.	1,906,362
3,571	Williams-Sonoma, Inc.	139,805

		2,228,031

Textiles, Apparel & Luxury Goods 2.1%
42	Deckers Outdoor Corp.(a)	3,826
5,989	Maidenform Brands, Inc.(a)	180,449
16,515	NIKE, Inc. (Class B Stock)(c)	1,394,692
3,356	Phillips-Van Heusen Corp.	221,395
5,088	Warnaco Group, Inc. (The)(a)	280,603

		2,080,965

Thrifts & Mortgage Finance 0.1%
2,260	WSFS Financial Corp.	94,400

Water Utilities 0.1%
3,747	Aqua America, Inc.	85,319

Wireless Telecommunication Services 0.7%
14,791	NTELOS Holdings Corp.	308,392
9,519	SBA Communications Corp. (Class A Stock)(a)	374,002

		682,394

	TOTAL LONG-TERM INVESTMENTS (cost $78,503,535)	95,692,825

SHORT-TERM INVESTMENT 4.9%
Affiliated Money Market Mutual Fund
4,857,966	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(b) (cost $4,857,966)	4,857,966

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $83,361,501)(e)	100,550,791

SECURITIES SOLD SHORT (96.0)%
COMMON STOCKS (61.2)%
Aerospace & Defense (0.5)%
6,053	DigitalGlobe, Inc.(a)	(149,025)
5,457	Honeywell International, Inc.	(324,964)

		(473,989)

Air Freight & Logistics (1.1)%
11,935	FedEx Corp.	(1,117,593)

Auto Components (0.1)%
3,983	Dana Holding Corp.(a)	(72,172)

Beverages (1.7)%
23,877	PepsiCo, Inc.	(1,698,132)

Biotechnology (0.4)%
2,810	Acorda Therapeutics, Inc.(a)	(92,308)
571	Biogen Idec, Inc.(a)	(54,091)
10,570	Human Genome Sciences, Inc.(a)	(289,301)

		(435,700)

Building Products (0.1)%
7,081	Masco Corp.	(100,904)

Capital Markets (1.6)%
30,053	Apollo Investment Corp.	(342,905)
9,295	Invesco Ltd.	(229,307)
16,489	T. Rowe Price Group, Inc.	(1,043,754)

		(1,615,966)

Chemicals (0.4)%
5,241	Sigma-Aldrich Corp.	(368,390)

Commercial Banks (1.9)%
37,596	BB&T Corp.	(1,035,394)
28,797	SunTrust Banks, Inc.	(810,059)

		(1,845,453)

Commercial Services & Supplies (0.6)%
10,604	ACCO Brands Corp.(a)	(88,013)
2,589	Covanta Holding Corp.	(43,935)
14,752	Republic Services, Inc.	(464,983)
1,336	SYKES Enterprises, Inc.(a)	(28,898)

		(625,829)

Communications Equipment (0.6)%
37,752	Cisco Systems, Inc.	(634,234)

Computers & Peripherals (0.1)%
28,321	Quantum Corp.(a)	(86,946)

Construction & Engineering (0.2)%
4,158	Shaw Group, Inc. (The)(a)	(151,892)

Construction Materials
209	Martin Marietta Materials, Inc.	(17,903)

Diversified Financial Services (2.8)%
140,061	Bank of America Corp.	(1,645,717)
8,541	Interactive Brokers Group, Inc. (Class A Stock)	(146,563)
2,240	IntercontinentalExchange, Inc.(a)	(270,256)
18,749	MSCI, Inc. (Class A Stock)(a)	(708,150)

		(2,770,686)

Diversified Telecommunication Services (1.9)%
92,808	Frontier Communications Corp.	(821,351)
28,064	Verizon Communications, Inc.	(1,036,403)

		(1,857,754)

Electrical Equipment (1.3)%
20,404	Emerson Electric Co.	(1,113,038)
3,068	Polypore International, Inc.(a)	(201,108)

		(1,314,146)

Electronic Equipment & Instruments (0.1)%
809	IPG Photonics Corp.(a)	(60,796)

Energy Equipment & Services (0.7)%
622	Basic Energy Services, Inc.(a)	(16,919)
34,703	Weatherford International Ltd.(a)	(686,078)

		(702,997)

Food Products (0.3)%
684	Green Mountain Coffee Roasters, Inc.(a)	(56,341)
2,197	Hershey Co. (The)	(122,439)
3,545	Sara Lee Corp.	(69,305)

		(248,085)

Healthcare Equipment & Supplies (2.0)%
33,382	CareFusion Corp.(a)	(967,410)
2,976	Intuitive Surgical, Inc.(a)	(1,038,624)

		(2,006,034)

Healthcare Technology (0.4)%
19,498	Allscripts Healthcare Solutions, Inc.(a)	(392,105)

Hotels, Restaurants & Leisure (1.0)%
870	Bally Technologies, Inc.(a)	(34,287)
16,258	Starwood Hotels & Resorts Worldwide, Inc.	(991,413)

		(1,025,700)

Household Durables (1.0)%
20,789	DR Horton, Inc.	(253,210)
4,464	Fortune Brands, Inc.	(288,955)
20,454	Toll Brothers, Inc.(a)	(444,874)

		(987,039)

Household Products (2.1)%
30,532	Procter & Gamble Co. (The)	(2,045,644)

Independent Power Producers & Energy Traders (1.1)%
76,362	AES Corp. (The)(a)	(989,652)

1,145	Constellation Energy Group, Inc.	(42,571)

		(1,032,223)

Industrial Conglomerates (0.9)%
44,213	General Electric Co.	(868,343)

Insurance (1.4)%
30,839	Genworth Financial, Inc. (Class A Stock)(a)	(342,621)
77,066	Old Republic International Corp.	(957,930)
2,797	Platinum Underwriters Holdings Ltd.	(95,490)

		(1,396,041)

Internet Software & Services (2.8)%
13,575	Akamai Technologies, Inc.(a)	(460,668)
4,338	eBay, Inc.(a)	(135,215)
8,554	Equinix, Inc.(a)	(867,376)
421	OpenTable, Inc.(a)	(37,187)
2,577	Rackspace Hosting, Inc.(a)	(113,388)
7,466	WebMD Health Corp. (Class A Stock)(a)	(355,979)
47,399	Yahoo!, Inc.(a)	(784,453)

		(2,754,266)

IT Services (0.9)%
4,612	CoreLogic, Inc.	(83,523)
17,148	Paychex, Inc.	(553,880)
14,063	Sapient Corp.(a)	(206,586)

		(843,989)

Life Sciences Tools & Services (0.5)%
7,517	Covance, Inc.(a)	(442,451)
852	Life Technologies Corp.(a)	(44,278)

		(486,729)

Machinery (1.1)%
3,094	Harsco Corp.	(103,680)
20,266	PACCAR, Inc.	(1,013,300)

		(1,116,980)

Media (2.2)%
12,231	Knology, Inc.(a)	(190,926)
21,966	Regal Entertainment Group (Class A Stock)	(297,639)
13,831	Scripps Networks Interactive, Inc. (Class A Stock)	(697,497)
25,941	Thomson Reuters Corp. (Canada)	(1,010,921)

		(2,196,983)

Metals & Mining (1.3)%
1,177	AK Steel Holding Corp.	(18,008)
3,459	Allied Nevada Gold Corp.(a)	(128,260)
3,408	Carpenter Technology Corp.	(179,158)

10,355	Golden Star Resources Ltd.(a)	(27,648)
22,311	Nucor Corp.	(944,648)

		(1,297,722)

Multiline Retail (0.1)%
4,285	Saks, Inc.(a)	(48,463)

Multi-Utilities (1.0)%
34,097	Ameren Corp.	(1,013,022)

Oil, Gas & Consumable Fuels (4.8)%
4,736	Chevron Corp.	(496,854)
307	Contango Oil & Gas Co.(a)	(19,022)
308	Continental Resources, Inc.(a)	(20,396)
10,127	EOG Resources, Inc.	(1,105,261)
14,987	EQT Corp.	(811,996)
12,557	Newfield Exploration Co.(a)	(936,626)
37,269	Petrohawk Energy Corp.(a)	(986,510)
3,901	Plains Exploration & Production Co.(a)	(143,752)
16,565	Rex Energy Corp.(a)	(216,339)

		(4,736,756)

Personal Products (0.3)%
10,504	Avon Products, Inc.	(312,074)

Pharmaceuticals (5.5)%
18,061	Abbott Laboratories	(943,687)
31,648	Johnson & Johnson	(2,129,594)
45,928	Merck & Co., Inc.	(1,687,854)
29,146	Warner Chilcott PLC (Ireland) (Class A Stock)	(702,710)

		(5,463,845)

Real Estate Investment Trusts (4.9)%
8,066	AvalonBay Communities, Inc.	(1,073,343)
2,907	Macerich Co. (The)	(158,053)
6,592	Plum Creek Timber Co., Inc.	(267,108)
9,018	Public Storage	(1,067,190)
10,160	Simon Property Group, Inc.	(1,199,490)
18,065	Ventas, Inc.	(1,018,866)

		(4,784,050)

Road & Rail (0.5)%
2,582	Avis Budget Group, Inc.(a)	(45,418)
25,282	Hertz Global Holdings, Inc.(a)	(408,304)

		(453,722)

Semiconductors & Semiconductor Equipment (2.7)%
26,190	Intersil Corp. (Class A Stock)	(375,826)

29,190	LSI Corp.(a)	(218,633)
28,906	NVIDIA Corp.(a)	(579,276)
48,840	PMC - Sierra, Inc.(a)	(382,906)
8,802	Rambus, Inc.(a)	(128,245)
22,223	Silicon Laboratories, Inc.(a)	(955,145)

		(2,640,031)

Software (4.3)%
87,153	Activision Blizzard, Inc.	(1,044,964)
3,975	Autodesk, Inc.(a)	(170,846)
6,476	Electronic Arts, Inc.(a)	(158,079)
1,724	Fortinet, Inc.(a)	(83,597)
84,234	Microsoft Corp.	(2,106,692)
11,683	Solera Holdings, Inc.	(690,349)
741	Websense, Inc.(a)	(18,414)

		(4,272,941)

Specialty Retail (0.3)%
4,385	Abercrombie & Fitch Co. (Class A Stock)	(332,251)

Thrifts & Mortgage Finance (1.6)%
18,961	Ocwen Financial Corp.(a)	(227,911)
72,008	People’s United Financial, Inc.	(961,307)
32,654	TFS Financial Corp.	(334,704)

		(1,523,922)

Tobacco (0.1)%
1,687	Philip Morris International, Inc.	(121,042)

	TOTAL COMMON STOCKS SOLD SHORT (proceeds $(59,034,774))	(60,351,484)

EXCHANGE TRADED FUNDS (34.8)%
117,799	Consumer Discretionary Select Sector SPDR Fund	(4,764,970)
151,662	Consumer Staples Select Sector SPDR Fund	(4,900,199)
59,427	Energy Select Sector SPDR Fund	(4,582,416)
73,151	Health Care Select Sector SPDR Fund	(2,642,214)
123,524	Industrial Select Sector SPDR Fund	(4,650,679)
74,981	Materials Select Sector SPDR Fund	(2,980,495)
35,011	SPDR S&P 500 ETF Trust	(4,722,634)
178,703	Technology Select Sector SPDR Fund	(4,728,481)
8,981	Utilities Select Sector SPDR Fund	(304,186)

	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $(30,500,615))	(34,276,274)

	TOTAL SECURITIES SOLD SHORT (proceeds $(89,535,389))	(94,627,758)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT(d) 6.0% (cost $(6,173,888))	5,923,033

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES 94.0%	92,609,689

NET ASSETS 100.0%	$98,532,722

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt
ETF—Exchange Traded Fund
SPDR—Standard & Poor’s Depository Receipts
(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(c)	All or a portion of the security is segregated as collateral in connection with the short positions carried by the Fund.
(d)	As of May 31, 2011, 1 security representing $45,670 and 0.0% of the net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$84,794,842	$16,026,186	$(270,237)	$15,755,949

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$95,647,155	$—	$45,670
Affiliated Money Market Mutual Fund	4,857,966	—	—
Common Stocks Sold Short	(60,351,484)	—	—
Exchange Traded Funds Sold Short	(34,276,274)	—	—

Total	$5,877,363	$—	$45,670

Prudential Strategic Value Fund

Schedule of Investments

as of May 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS
Aerospace & Defense 4.2%
3,800	General Dynamics Corp.	$282,036
1,600	Honeywell International, Inc.	95,280
650	Huntington Ingalls Industries, Inc.(a)	23,771
3,200	ITT Corp.	184,384
2,100	L-3 Communications Holdings, Inc.	171,465
1,900	Lockheed Martin Corp.	148,010
3,800	Northrop Grumman Corp.	248,102
4,600	Raytheon Co.	231,748
3,600	Textron, Inc.	82,368
1,900	United Technologies Corp.	166,763

		1,633,927

Beverages 1.2%
7,900	Constellation Brands, Inc. (Class A Stock)(a)	173,484
3,300	Molson Coors Brewing Co. (Class B Stock)	153,945
1,800	PepsiCo, Inc.	128,016

		455,445

Biotechnology 1.6%
7,800	Amgen, Inc.(a)	472,212
500	Cephalon, Inc.(a)	39,845
2,800	Gilead Sciences, Inc.(a)	116,872

		628,929

Building Products 0.3%
7,600	Masco Corp.	108,300

Capital Markets 2.8%
5,400	Federated Investors, Inc. (Class B Stock)	138,402
3,800	Goldman Sachs Group, Inc. (The)	534,774
5,500	Morgan Stanley	132,880
5,900	State Street Corp.	270,043

		1,076,099

Chemicals 0.3%
3,100	Dow Chemical Co. (The)	112,003

Commercial Banks 4.7%
5,400	BB&T Corp.	148,716
1,100	Comerica, Inc.	39,721
4,800	PNC Financial Services Group, Inc.	299,616

3,500	SunTrust Banks, Inc.	98,455
14,600	U.S. Bancorp	373,760
29,256	Wells Fargo & Co.	829,993
1,200	Zions Bancorporation	28,596

		1,818,857

Commercial Services & Supplies 1.5%
4,100	Avery Dennison Corp.	173,594
2,300	Cintas Corp.	75,555
6,300	Pitney Bowes, Inc.	150,507
7,900	R.R. Donnelley & Sons Co.	168,586

		568,242

Communications Equipment 0.4%
2,900	Harris Corp.	143,376

Computers & Peripherals 1.4%
8,900	Dell, Inc.(a)	143,112
3,200	Hewlett-Packard Co.	119,616
4,000	Lexmark International, Inc. (Class A Stock)(a)	119,120
4,000	Western Digital Corp.(a)	146,600

		528,448

Construction & Engineering 0.4%
2,500	Fluor Corp.	172,325

Consumer Finance 0.5%
3,500	Capital One Financial Corp.	190,190

Containers & Packaging 0.9%
5,000	Ball Corp.	197,550
4,500	Owens-Illinois, Inc.(a)	144,540

		342,090

Diversified Consumer Services 0.7%
2,800	Apollo Group, Inc. (Class A Stock)(a)	115,108
9,900	H&R Block, Inc.	160,380

		275,488

Diversified Financial Services 4.9%
33,419	Bank of America Corp.	392,673
1,400	Citigroup, Inc.	57,610
25,600	JPMorgan Chase & Co.	1,106,944
6,300	NASDAQ OMX Group, Inc. (The)(a)	160,776
5,300	NYSE Euronext	192,973

		1,910,976

Diversified Telecommunication Services 5.8%
39,120	AT&T, Inc.	1,234,627
5,000	CenturyLink, Inc.	215,950
4,876	Frontier Communications Corp.	43,153
20,400	Verizon Communications, Inc.	753,372

		2,247,102

Electric Utilities 3.7%
6,500	American Electric Power Co., Inc.	248,300
14,524	Duke Energy Corp.	272,325
5,500	Edison International	216,480
6,600	Exelon Corp.	276,210
5,300	FirstEnergy Corp.	236,486
3,800	Progress Energy, Inc.	180,956

		1,430,757

Electronic Equipment, Instruments & Components 0.7%
14,000	Corning, Inc.	282,100

Energy Equipment & Services 1.8%
2,000	Diamond Offshore Drilling, Inc.	147,340
700	Nabors Industries Ltd.(a)	19,523
4,600	National Oilwell Varco, Inc.	333,868
4,700	Rowan Cos., Inc.(a)	186,355

		687,086

Food & Staples Retailing 3.2%
10,800	CVS Caremark Corp.	417,852
8,900	Kroger Co. (The)	220,898
7,900	Safeway, Inc.	195,130
14,400	SUPERVALU, Inc.	147,744
5,200	Wal-Mart Stores, Inc.	287,144

		1,268,768

Food Products 2.0%
7,800	Archer-Daniels-Midland Co.	252,798
8,000	ConAgra Foods, Inc.	203,440
11,000	Dean Foods Co.(a)	152,680
4,702	Kraft Foods, Inc. (Class A Stock)	164,429

		773,347

Healthcare Equipment & Supplies 0.9%
2,800	Baxter International, Inc.	166,656
4,700	Medtronic, Inc.	191,290

		357,946

Healthcare Providers & Services 3.9%
6,100	Aetna, Inc.	266,448
5,100	CIGNA Corp.	254,439

5,700	Coventry Health Care, Inc.(a)	200,526
9,800	UnitedHealth Group, Inc.	479,710
4,300	WellPoint, Inc.	336,131

		1,537,254

Hotels, Restaurants & Leisure 1.1%
4,000	Carnival Corp.	155,240
2,400	Darden Restaurants, Inc.	121,560
4,800	Wyndham Worldwide Corp.	167,088

		443,888

Household Durables 1.2%
2,300	Fortune Brands, Inc.	148,879
8,300	Newell Rubbermaid, Inc.	147,823
4,152	Pulte Group, Inc.(a)	35,043
1,700	Whirlpool Corp.	142,460

		474,205

Household Products 0.9%
2,400	Kimberly-Clark Corp.	163,920
2,600	Procter & Gamble Co. (The)	174,200

		338,120

Industrial Conglomerates 2.8%
55,000	General Electric Co.	1,080,200

Insurance 6.0%
7,200	Allstate Corp. (The)	225,936
4,300	Aon Corp.	224,245
4,300	Assurant, Inc.	159,057
4,300	Chubb Corp.	282,037
1,400	Hartford Financial Services Group, Inc.	37,310
6,087	Lincoln National Corp.	178,653
2,600	Loews Corp.	109,252
5,800	MetLife, Inc.	255,780
9,900	Progressive Corp. (The)	214,335
2,900	Torchmark Corp.	192,270
4,900	Travelers Cos., Inc. (The)	304,192
6,500	Unum Group	171,015

		2,354,082

IT Services 1.7%
3,400	Computer Sciences Corp.	135,626
800	International Business Machines Corp.	135,144
6,600	SAIC, Inc.(a)	115,896
8,100	Total System Services, Inc.	150,660
6,600	Western Union Co. (The)	135,696

		673,022

Media 3.4%
8,150	Comcast Corp. (Class A Stock)	205,706
8,400	Gannett Co., Inc.	119,784
3,600	McGraw-Hill Cos., Inc. (The)	152,892
2,600	Meredith Corp.	82,186
6,600	Time Warner, Inc.	240,438
6,050	Viacom, Inc. (Class B Stock)	304,980
5,400	Walt Disney Co. (The)	224,802

		1,330,788

Metals & Mining 0.7%
3,800	Nucor Corp.	160,892
2,800	United States Steel Corp.	129,108

		290,000

Multiline Retail 0.7%
3,000	J.C. Penney Co., Inc.	106,290
6,500	Macy’s, Inc.	187,720

		294,010

Multi-Utilities 4.4%
5,900	Ameren Corp.	175,289
3,800	Consolidated Edison, Inc.	201,628
6,400	Dominion Resources, Inc.	305,408
3,700	DTE Energy Co.	190,994
9,200	NiSource, Inc.	186,760
7,300	Public Service Enterprise Group, Inc.	244,550
4,000	Sempra Energy	220,680
7,700	Xcel Energy, Inc.	190,498

		1,715,807

Oil, Gas & Consumable Fuels 11.8%
2,700	Apache Corp.	336,420
8,700	Chesapeake Energy Corp.	272,658
12,600	Chevron Corp.	1,321,866
7,496	ConocoPhillips	548,857
4,300	Devon Energy Corp.	361,501
4,400	Exxon Mobil Corp.	367,268
3,100	Hess Corp.	244,993
5,200	Marathon Oil Corp.	281,684
2,800	Murphy Oil Corp.	192,892
3,900	Occidental Petroleum Corp.	420,615
800	Sunoco, Inc.	32,392
8,500	Valero Energy Corp.	233,750

		4,614,896

Pharmaceuticals 10.6%
3,300	Abbott Laboratories	172,425
14,600	Bristol-Myers Squibb Co.	419,896
8,300	Eli Lilly & Co.	319,384

5,400	Forest Laboratories, Inc.(a)	194,508
15,700	Johnson & Johnson	1,056,453
22,000	Merck & Co., Inc.	808,500
54,856	Pfizer, Inc.	1,176,661

		4,147,827

Road & Rail 0.9%
3,800	Norfolk Southern Corp.	278,578
1,400	Ryder System, Inc.	77,000

		355,578

Semiconductors & Semiconductor Equipment 0.3%
4,000	Intel Corp.	90,040
3,600	MEMC Electronic Materials, Inc.(a)	37,872

		127,912

Software 1.6%
5,900	CA, Inc.	138,060
19,900	Microsoft Corp.	497,699

		635,759

Specialty Retail 1.9%
3,800	Best Buy Co., Inc.	120,688
6,500	GameStop Corp. (Class A Stock)(a)	181,870
1,600	Gap, Inc. (The)	31,040
3,000	Home Depot, Inc. (The)	108,840
6,300	Lowe’s Cos., Inc.	152,082
8,200	RadioShack Corp.	129,232

		723,752

Textiles, Apparel & Luxury Goods 0.5%
1,800	VF Corp.	179,406

Thrifts & Mortgage Finance 0.3%
13,300	Hudson City Bancorp, Inc.	121,429

Tobacco 0.9%
10,300	Altria Group, Inc.	289,018
800	Philip Morris International, Inc.	57,400

		346,418

	TOTAL INVESTMENTS 99.5% (cost $33,961,478)(b)	38,796,154
	OTHER ASSETS IN EXCESS OF LIABILITIES 0.5%	192,066

	NET ASSETS 100.0%	$38,988,220

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$33,966,642	$8,999,787	$(4,170,275)	$4,829,512

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$38,796,154	$—	$—

Prudential Real Assets Fund

Consolidated Schedule of Investments

as of May 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 69.1%
AFFILIATED MUTUAL FUNDS — 33.4%
185,204	Prudential International Real Estate Fund (Class Z)	$1,944,637
86,603	Prudential Jennison Natural Resources Fund, Inc. (Class Q)	5,191,823
638,453	Prudential Jennison Utility Fund (Class Z)	7,195,362
298,015	Prudential US Real Estate Fund (Class Z)	3,462,929

	TOTAL AFFILIATED MUTUAL FUNDS (cost $16,686,698)(w)	17,794,751

COMMON STOCKS — 6.2%
Metals & Mining
4,400	Agnico-Eagle Mines Ltd. (Canada)	284,680
4,500	AngloGold Ashanti Ltd., ADR (South Africa)	206,820
8,900	Barrick Gold Corp. (Canada)	425,064
7,000	Cia de Minas Buenaventura SA, ADR (Peru)	308,840
12,950	Gold Fields Ltd., ADR (South Africa)	212,898
5,900	Goldcorp, Inc. (Canada)	295,413
23,950	Harmony Gold Mining Co. Ltd., ADR (South Africa)	333,144
45,000	Hecla Mining Co.*	382,050
13,700	Kinross Gold Corp. (Canada)	215,364
3,800	Newmont Mining Corp.	214,966
5,050	Randgold Resources Ltd., ADR (United Kingdom)	413,898

	TOTAL COMMON STOCKS (cost $3,437,138)	3,293,137

Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 29.5%
	U.S. Treasury Inflationary Indexed Bonds, TIPS
$ 600	0.125%, 04/15/16	622,056
555	0.50%, 04/15/15	599,119
70	0.625%, 04/15/13	76,851
1,090	1.125%, 01/15/21	1,150,970
875	1.25%, 04/15/14-07/15/20	946,414
400	1.375%, 07/15/18-01/15/20	443,882
1,430	1.625%, 01/15/15-01/15/18	1,808,350
65	1.75%, 01/15/28	72,259
925	1.875%, 07/15/13-07/15/19	1,150,552
1,860	2.00%, 01/15/14-01/15/26	2,367,136
1,025	2.125%, 01/15/19-02/15/41	1,166,227
1,310	2.375%, 01/15/17-01/15/27	1,691,280
790	2.50%, 07/15/16-01/15/29	964,237
160	2.625%, 07/15/17	200,634
440	3.00%, 07/15/12	576,417
50	3.375%, 04/15/32	83,002
690	3.625%, 04/15/28	1,252,794
275	3.875%, 04/15/29	510,747

	TOTAL U.S. TREASURY OBLIGATIONS (cost $15,331,340)	15,682,927

	TOTAL LONG-TERM INVESTMENTS (cost $35,455,176)	36,770,815

SHORT-TERM INVESTMENTS — 25.5%
U.S. TREASURY OBLIGATIONS(k)(n) — 15.4%
	U.S. Treasury Bills
8,000	0.047%, 07/14/11(p)	7,999,854
200	0.151%, 06/16/11	199,996

	TOTAL U.S. TREASURY OBLIGATIONS (cost $8,199,538)	8,199,850

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 10.1%
5,362,914	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,362,914)(w)	5,362,914

	TOTAL SHORT-TERM INVESTMENTS (cost $13,562,452)	13,562,764

	TOTAL INVESTMENTS — 94.6% (cost $49,017,628)(x)	50,333,579
	Other assets in excess of liabilities(y) — 5.4%	2,858,568

	NET ASSETS — 100.0%	$53,192,147

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	Represents security held in the Cayman Subsidiary.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2011 were as follows:

Tax Basis of investments	Appreciation	Depreciation	Net unrealized Appreciation
$49,135,161	$1,384,282	$(185,864)	$1,198,418

The difference between book basis and tax basis was attributable to deferred losses on wash sales and the tax treatment of the investment in the Subsidiary as of the most recent fiscal period end.

(y)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at May 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2011	Unrealized Depreciation(1)(2)
	Long Position:
49	CBOE VIX	Jun. 2011	$1,067,800	$810,950	$(256,850)

(1)    The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of May 31, 2011.

(2)    U.S. Treasury Obligation with a market value of $199,996 has been segregated to cover requirements for open futures contracts as of May 31, 2011.

Commodity futures contracts open at May 31, 2011(3):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2011	Unrealized Appreciation (Depreciation)(4)(5)
	Long Positions:
1	Corn	Jul. 2011	$38,050	$37,375	$(675)
10	Corn	Sep. 2011	356,375	358,750	2,375
6	Gold 100 OZ	Aug. 2011	898,110	922,080	23,970
4	Gold 100 OZ	Dec. 2011	608,440	615,760	7,320
2	Heating Oil	Jul. 2011	277,507	256,452	(21,055)
5	Heating Oil	Aug. 2011	636,749	643,944	7,195
6	Live Cattle	Aug. 2011	285,150	252,900	(32,250)
4	LME Copper	Jul. 2011	971,931	920,925	(51,006)
2	LME Copper	Sep. 2011	465,756	461,000	(4,756)
2	Natural Gas	Jul. 2011	93,820	93,320	(500)
10	Natural Gas	Aug. 2011	441,600	470,000	28,400
1	Soybean	Jul. 2011	70,200	68,800	(1,400)
4	Soybean	Nov. 2011	272,975	272,700	(275)
2	Sugar #11 (World)	Jul. 2011	50,254	51,923	1,669
13	Sugar #11 (World)	Oct. 2011	328,731	334,734	6,003
1	Wheat	Jul. 2011	41,275	39,112	(2,163)
5	Wheat	Sep. 2011	211,275	208,000	(3,275)
4	WTI Crude	Jul. 2011	452,350	410,800	(41,550)
8	WTI Crude	Aug. 2011	813,320	826,160	12,840

					(69,133)

	Short Position:
4	LME Copper	Jul. 2011	928,219	920,925	7,294

					$(61,839)

(3)	Represents positions held in the Cayman Subsidiary.
(4)	U.S. Treasury Obligation with a market value of $7,999,854 was earmarked to cover the notional amount of commodity futures contracts as of May 31, 2011.
(5)	The amount represents fair value of derivative instruments subject to commodity contracts risk exposure as of May 31, 2011.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$23,157,665	$—	$—
Common Stocks	3,293,137	—	—
U.S. Treasury Obligations	—	23,882,777	—
Other Financial Instruments*
Futures	(318,689)	—	—

Total	$26,132,113	$23,882,777	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short Sales: The Prudential Jennison Market Neutral Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. Securities sold short are marked-to-market on a daily basis using the last sale price.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PI.

The Prudential Real Assets Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the Prudential Real Assets Fund as described above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 20, 2011

*	Print the name and title of each signing officer under his or her signature.